Investment Objectives and Goals - Income Opportunities Fund	Oct. 31, 2024
Income Opportunities Fund - Classes A, L, I, C, R6
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]
Morgan Stanley Income Opportunities Fund (the  “Fund”) seeks a high level of current income as its primary investment objective. As a secondary objective, the Fund seeks to  maximize total return but only to the extent consistent with its  primary objective.

Income Opportunities Fund - Class IR
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]
Morgan Stanley Income Opportunities Fund (the  “Fund”) seeks a high level of current income as its primary  investment objective. As a secondary objective, the Fund seeks to  maximize total return but only to the extent consistent with its  primary objective.